Basis of preparation of the consolidated financial statements (Details Narrative) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Capitalized Interest	$ 0	$ 0
Consideration paid for business combination	12,189,364,000
Gain from bargain purchase	$ 12,174,169,000	$ 0	$ 0
Income Tax Rate	35.00%	30.00%
Income Tax Credits	$ 240,947,000	$ 539,708,000
Net Book Value Of Assets	197,914,753,000	215,486,695,000
Intangible Assets Net	7,775,163,000	11,764,706,000
Employee benefits expense	$ 4,919,000
Post-tax Discount Rate	14.40%
Material and Spare Parts
Statement [Line Items]
Estimated Useful Lives	based on the useful life of related machinery and equipment to be replaced.
Wind Turbines
Statement [Line Items]
Net Book Value Of Assets	$ 50,588,238,000	$ 60,341,912,000
Estimated Useful Lives	20 years
Buildings
Statement [Line Items]
Estimated Useful Lives	5 to 50 years
Lands
Statement [Line Items]
Estimated Useful Lives	Lands are not depreciated
Furniture, Fixtures and Equipment
Statement [Line Items]
Estimated Useful Lives	5 to 10 years
Other Property Plant and Equipment
Statement [Line Items]
Estimated Useful Lives	3 to 5 years
Gas Turbines and Construction in progress
Statement [Line Items]
Estimated Useful Lives	they are not depreciated until they are not in conditions of being used
Terminal 6 San Lorenzo cogeneration unit and wind farms Manque
Statement [Line Items]
Excess Of Book Value Over Recoverable Value	$ 2,523,665,000
Impairment Of Property Plant Equipment	2,522,579,000
Impairment Of Intangible Assets	1,086,000
Net Book Value Of Assets	10,589,294,000
Intangible Assets Net	4,559,000
Terminal 6 San Lorenzo cogeneration unit and wind farms La Genoveva
Statement [Line Items]
Excess Of Book Value Over Recoverable Value	5,529,398,000
Impairment Of Property Plant Equipment	5,496,989,000
Impairment Of Intangible Assets	32,409,000
Net Book Value Of Assets	15,868,434,000
Intangible Assets Net	93,557,000
Terminal 6 San Lorenzo Cogeneration Unit
Statement [Line Items]
Excess Of Book Value Over Recoverable Value	5,970,504,000
Net Book Value Of Assets	$ 64,403,245,000